Series 2017 Secured Convertible Note - Related Party (Details) - USD ($)				1 Months Ended
	Feb. 08, 2019	Aug. 03, 2017	Sep. 29, 2016	Dec. 21, 2018	Jun. 30, 2019	Apr. 30, 2019	Jan. 28, 2019	Dec. 31, 2018
Series 2017 Secured Convertible Note - Related Party (Textual)
Maturity date	Jan. 25, 2020
Principal amount					$ 50,000	$ 50,000	$ 7,500
Convertible Subordinated Debt [Member]
Series 2017 Secured Convertible Note - Related Party (Textual)
Aggregate principal amount		$ 2,000,000
Promissory note series due date		Aug. 02, 2018
Maturity date		Aug. 02, 2019
Percentage of interest bears variable rate		0.25%
Conversion price per share		$ 1.00
Convertible Notes Payable [Member]
Series 2017 Secured Convertible Note - Related Party (Textual)
Promissory note series due date			Oct. 01, 2017
Conversion price per share			$ 1.00
Principal amount			$ 3,000,000
Frost Nevada's Agreement [Member] | Convertible Notes Payable [Member]
Series 2017 Secured Convertible Note - Related Party (Textual)
Conversion price per share				$ 0.50
Convertible shares				$ 4,030,740
Accrued interest of convertible shares				15,370
Principal amount				$ 2,000,000				$ 2,000,000
Additionally borrowed								$ 1,000,000